Segment Information - Additional Information (Details) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Number of reportable segments	3
Travel Network | Air Revenue | Transaction Based Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	95.00%	95.00%	92.00%
Airline Solutions | Air Revenue | Transaction Based Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	74.00%	70.00%	68.00%
Hospitality Solutions | Air Revenue | Transaction Based Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage	83.00%	79.00%	73.00%